Average Annual Total Returns{- Fidelity® Series Small Cap Opportunities Fund} - 07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-08 - Fidelity® Series Small Cap Opportunities Fund	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default Return Before Taxes Past 10 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions Past 10 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Small Cap Opportunities Fund-Default After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	17.04%	12.62%	10.50%	16.40%	10.82%	8.88%	10.41%	9.65%	8.16%	19.96%	13.26%	11.20%